Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	WP Trust
Entity Central Index Key	0001645192
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	WP Large Cap Income Plus Fund
Class Name	Institutional Class Shares
Trading Symbol	WPLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WP Large Cap Income Plus Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://wpfunds.com/literature. You can also request this information by contacting us at 1-866-959-9260.
Additional Information Phone Number	1-866-959-9260
Additional Information Website	https://wpfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class Shares	$231	2.21%

Expenses Paid, Amount	$ 231
Expense Ratio, Percent	2.21%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

Our portfolio hasn't changed much over the past few years; we think we have very good allocation of conventional value shares along with a couple of names that we purchased as conventional value stocks but have become very popular and rewarding for the Fund. Examples of those are Apple Inc. (APPL) and Microsoft Corporation (MSFT). Both are riding high in part due to the new artificial intelligence (AI) boom. Apple seems likely as a very profitable distributor of the service through its very large ecosystem and Microsoft more directly by developing their own models and data centers. Time will tell. The world is changing, again and fast!

It's hard for "little brains" like us to fathom how the many hundreds and hundreds of billions of dollars in investment in AI is going to pay off for the investors. It seems to us as a testosterone based race, not for profitably, but more importantly not to be in second place.

The media says that many of the companies in America will get real profit increases by using AI, and we hope to own many of them. We are happy with our indirect method of profiting from this new technology. AI and what it means is quite scary, not just from an investment point of view, but as a human being.

Our positions in large banks have treated the Fund very well this past year. Bank of America Corporation (BAC), JPMorgan Chase & Co. (JPM) and Wells Fargo & Company (WFC) have done very well. They have reported good earnings and have become popular no doubt due to their dividends and perhaps being largely USA centric.

Our position in Mitsubishi UFJ Financial Group (MUFG), one of Japan's' largest banks, has been particularity interesting. The Japanese central bank has started to increase local interest rates after many years of keeping them near zero. This has caused, we think, the locals to sell off some of their US Treasuries (perhaps causing rates to rise for us here) and reinvest the proceeds locally and that is good for Mitsubishi UFJ Financial Group (MUFG). This strategy was suggested by some of Warren Buffett's holdings over the past years. The bank has been increasing its earnings and buying its own stock back.

The current political administration policies regarding investing in this country and hiring our people must be good for our banks and likely many of our industries.

Inflation seems a concern, as an economy that is doing as well as ours seems to be, could generate some price gains and that could spook the markets. Perhaps the changes that are being made in our immigration policies (rents lower?) as well as perhaps the de-inflationary nature of AI will come to the rescue.

We are happy with the positions we have and look forward to a new year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Five Years	Ten Years
WP Large Cap Income Plus Fund	9.32%	8.10%	6.81%
Dow Jones Industrial Average Index	8.03%	12.12%	12.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,760,367
Holdings Count | shares	18
Advisory Fees Paid, Amount	$ 317,417
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$24,760,367
Number of Portfolio Holdings	18
Portfolio Turnover Rate (%)	4%
Total Advisory Fees Paid ($)	$317,417

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings (% of net assets)

Apple Inc.	18.02%
Microsoft Corporation	15.20%
JPMorgan Chase & Co.	15.05%
Bank of America Corporation	14.08%
Wells Fargo & Company	10.19%
Mitsubishi UFJ Financial Group, Inc. - ADR	5.10%
ImmunityBio, Inc.	4.43%
Berkshire Hathaway Inc. - Class B	4.15%
Exxon Mobil Corporation	4.03%
UBS Group AG (Switzerland)	3.90%
Sectors (% of net assets)

*	Net Assets represents cash, cash equivalents and liabilities, including options written, in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)

Apple Inc.	18.02%
Microsoft Corporation	15.20%
JPMorgan Chase & Co.	15.05%
Bank of America Corporation	14.08%
Wells Fargo & Company	10.19%
Mitsubishi UFJ Financial Group, Inc. - ADR	5.10%
ImmunityBio, Inc.	4.43%
Berkshire Hathaway Inc. - Class B	4.15%
Exxon Mobil Corporation	4.03%
UBS Group AG (Switzerland)	3.90%